Statements of Operations and Comprehensive Loss - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Non-operating income (expenses)
Net loss			$ (2,080,212)	$ (192,520)
Other comprehensive items
Foreign currency translation gain (loss)			(89,979)	1,904
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Net sales	$ 650,348	$ 2,279,383	3,082,725	1,611,409
Cost of sales	246,765	1,001,488	1,352,742	718,848
Gross profit	403,583	1,277,895	1,729,983	892,561
Operating expenses
Selling expenses	576,984	778,480	1,152,555	850,264
General and administrative expenses	728,214	720,809	2,640,324	214,262
Provision for bad debts expense	16,963	12,191	7,018	2,800
Total operating expenses	1,322,161	1,511,480	3,799,897	1,067,326
Loss from operations	(918,578)	(233,585)	(2,069,914)	(174,765)
Non-operating income (expenses)
Financial expense	(527)	(462)	(669)	(803)
Other income	35,661	38,966	51,445	18,288
Other expense	(41,471)	(47,502)	(61,074)	(35,240)
Total non-operating expenses, net	(6,337)	(8,998)	(10,298)	(17,755)
Loss before income tax	(924,915)	(242,583)	(2,080,212)	(192,520)
Income tax expense
Net loss	(924,915)	(242,583)	(2,080,212)	(192,520)
Other comprehensive items
Foreign currency translation gain (loss)	(113,622)	4,352	89,979	(1,904)
Comprehensive loss	$ (1,038,537)	$ (238,231)	$ (1,990,233)	$ (194,424)